Summary of significant accounting policies - Regulatory assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 1,212,305	$ 1,008,790
Total Regulatory Liabilities	792,190	849,449
Net Regulatory Assets	420,115	159,341
Accumulated retirement costs for other obligations
Regulatory Assets and Liabilities
Total Regulatory Liabilities	35,580	22,197
Deferral of effects on net margin
Regulatory Assets and Liabilities
Total Regulatory Liabilities	16,636	17,253
Deferral of effects on net margin | Effingham County Power
Regulatory Assets and Liabilities
Total Regulatory Liabilities	14,825
Major maintenance reserve
Regulatory Assets and Liabilities
Total Regulatory Liabilities	74,584	73,059
Amortization on capital leases
Regulatory Assets and Liabilities
Total Regulatory Liabilities	5,557	8,457
Deferred debt service adder
Regulatory Assets and Liabilities
Total Regulatory Liabilities	154,514	138,897
Nuclear
Regulatory Assets and Liabilities
Total Regulatory Liabilities		164,256
Revenue deferral plan
Regulatory Assets and Liabilities
Total Regulatory Liabilities	$ 357,460	359,799
Amortization period, other regulatory liabilities	5 years
Natural gas hedge
Regulatory Assets and Liabilities
Total Regulatory Liabilities	$ 131,804	63,994
Other regulatory liabilities
Regulatory Assets and Liabilities
Total Regulatory Liabilities	$ 1,230	1,537
Other regulatory liabilities | Maximum
Regulatory Assets and Liabilities
Amortization period, other regulatory liabilities	4 years
Premium and loss on reacquired debt
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 29,494	33,200
Premium and loss on reacquired debt | Maximum
Regulatory Assets and Liabilities
Amortization period, other regulatory assets	21 years
Amortization on financing leases
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 31,908	34,179
Outage costs
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 29,317	31,956
Coal-fired maintenance outage costs | Maximum
Regulatory Assets and Liabilities
Amortization period, other regulatory assets	60 months
Nuclear refueling outage costs | Minimum
Regulatory Assets and Liabilities
Amortization period, other regulatory assets	18 months
Nuclear refueling outage costs | Maximum
Regulatory Assets and Liabilities
Amortization period, other regulatory assets	24 months
Asset retirement obligations - Ashpond and other
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 353,212	335,231
Nuclear
Regulatory Assets and Liabilities
Total Regulatory Assets	32,192
Depreciation expense
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 35,549	36,973
Depreciation expense | Plant Vogtle
Regulatory Assets and Liabilities
Operating license expected extension period for Plant Vogtle	20 years
Operating license period	40 years
Depreciation expense | Wansley
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 361,784	204,891
Deferred charges related to Vogtle Units No. 3 and No. 4 training costs | Vogtle Units No. 3 & No. 4
Regulatory Assets and Liabilities
Total Regulatory Assets	54,701	55,857
Interest rate options cost
Regulatory Assets and Liabilities
Total Regulatory Assets	136,827	131,556
Deferral of effects on net margin | Smith Energy Facility
Regulatory Assets and Liabilities
Total Regulatory Assets	136,730	142,675
Other regulatory assets
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 10,591	$ 2,272
Other regulatory assets | Maximum
Regulatory Assets and Liabilities
Amortization period, other regulatory assets	27 years